NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 76,789	$ 72,237
Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,971	3,163
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	76,564	72,002
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,971	3,163
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	225	235
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable